Loans by Facility (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2012 Retail Loans USD ($)	Mar. 31, 2012 Retail Loans INR	Mar. 31, 2011 Retail Loans INR	Mar. 31, 2012 Retail Loans Auto loans USD ($)	Mar. 31, 2012 Retail Loans Auto loans INR	Mar. 31, 2011 Retail Loans Auto loans INR	Mar. 31, 2010 Retail Loans Auto loans INR	Mar. 31, 2012 Retail Loans Personal loans/Credit card USD ($)	Mar. 31, 2012 Retail Loans Personal loans/Credit card INR	Mar. 31, 2011 Retail Loans Personal loans/Credit card INR	Mar. 31, 2010 Retail Loans Personal loans/Credit card INR	Mar. 31, 2012 Retail Loans Retail business banking USD ($)	Mar. 31, 2012 Retail Loans Retail business banking INR	Mar. 31, 2011 Retail Loans Retail business banking INR	Mar. 31, 2010 Retail Loans Retail business banking INR	Mar. 31, 2012 Retail Loans Commercial vehicle and construction equipment finance USD ($)	Mar. 31, 2012 Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2011 Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2010 Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2012 Retail Loans Housing loans USD ($)	Mar. 31, 2012 Retail Loans Housing loans INR	Mar. 31, 2011 Retail Loans Housing loans INR	Mar. 31, 2010 Retail Loans Housing loans INR	Mar. 31, 2012 Retail Loans Other retail USD ($)	Mar. 31, 2012 Retail Loans Other retail INR	Mar. 31, 2011 Retail Loans Other retail INR	Mar. 31, 2010 Retail Loans Other retail INR	Mar. 31, 2012 Wholesale loans USD ($)	Mar. 31, 2012 Wholesale loans INR	Mar. 31, 2011 Wholesale loans INR	Mar. 31, 2010 Wholesale loans INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	$ 39,974.10	2,034,281.20		1,648,750.30		$ 26,428.90	1,344,966.80	980,144.60	$ 6,107.70	310,822.50	257,670.20		$ 4,306.10	219,137.90	158,283.20		$ 5,589.10	284,431.50	207,975.50		$ 4,495.00	228,751.10	143,962.00		$ 2,808.00	142,897.40	115,322.90		$ 3,123.00	158,926.40	96,930.80		$ 13,545.20	689,314.40	668,605.70
Less: Allowance for credit losses	548.4	27,906.9	508.8	25,894.3	23,760.6					461.7	503.1	1,066.6		755.9	895.2	1,650.9		4,542.7	4,396.8	3,632.9		978.0	594.1	804.9		269.4	237.2	281.6		1,875.3	1,885.9	1,772.6		6,433.7	7,577.5	4,610.8
Total	$ 39,425.7	2,006,374.3		1,622,856.0